Financial instruments and financial risk management - Interest rate re-pricing (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Weighted average rate	0.73%	0.01%	0.01%
Current financial assets	€ 3,808.0	€ 3,194.9	€ 3,680.1
Less than one year
Disclosure of detailed information about financial instruments [line items]
Current financial assets	€ 3,808.0	3,194.9	3,680.1
Minimum
Disclosure of detailed information about financial instruments [line items]
Fixed interest rate term	7 years
Maximum
Disclosure of detailed information about financial instruments [line items]
Fixed interest rate term	12 years
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Current financial assets	€ 2,566.4	1,675.6	1,515.0
Cash and cash equivalents | Less than one year
Disclosure of detailed information about financial instruments [line items]
Current financial assets	2,566.4	1,675.6	1,515.0
Cash > 3 months
Disclosure of detailed information about financial instruments [line items]
Current financial assets	1,207.2	1,484.4	2,130.5
Cash > 3 months | Less than one year
Disclosure of detailed information about financial instruments [line items]
Current financial assets	1,207.2	1,484.4	2,130.5
Restricted cash
Disclosure of detailed information about financial instruments [line items]
Current financial assets	34.4	34.9	34.6
Restricted cash | Less than one year
Disclosure of detailed information about financial instruments [line items]
Current financial assets	€ 34.4	€ 34.9	€ 34.6